Financial Information About Segments (Tables)	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Information About Results of Operations for Each Segment

Information about the results of operations for each segment is set forth in the table below. There were no significant inter-segment sales during the two years ended December 31, 2013. There was an insignificant amount of product sales made outside the United States during these two years.

	Year Ended December 31,
	2012	2013
Technology Development revenue	$15,126,834	$11,421,868
Products and Licensing revenue	8,338,967	6,911,707

Total revenue	23,465,801	18,333,575

Technology Development operating loss	(1,703,370)	(3,169,605)
Products and Licensing operating loss	(2,426,707)	(4,865,705)

Total operating loss from continuing operations	(4,130,077)	$(8,035,310)

Depreciation, Technology Development	$499,439	$286,894
Depreciation, Products and Licensing	266,327	266,862
Amortization, Technology Development	212,790	197,765
Amortization, Products and Licensing	113,471	183,956

Segment Information

Additional segment information is as follows:

	December 31,
	2012	2013
Total segment assets:
Technology Development	$13,342,725	$10,208,433
Products and Licensing	7,115,043	9,495,642

Total	$20,457,768	$19,704,075

Property plant and equipment and intangible assets, Technology Development	$1,868,235	$1,217,083
Property plant and equipment and intangible assets, Products and Licensing	$996,242	$1,132,101